SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenues	$ 104,651,590	$ 118,048,882	$ 145,236,749
Revenue percentage	100.00%	100.00%	100.00%
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenues	$ 65,093,289	$ 74,134,697	$ 93,241,993
Revenue percentage	62.20%	62.80%	64.20%
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 17,790,770	$ 18,415,626	$ 21,349,802
Revenue percentage	17.00%	15.60%	14.70%
Non-US [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 21,767,531	$ 25,498,559	$ 30,644,954
Revenue percentage	20.80%	21.60%	21.10%